leases (Tables)	12 Months Ended
Dec. 31, 2025
leases
Schedule of income from subleasing right-of-use lease assets and lease payments

Years ended December 31 (millions)	Note	2025	2024
Income from subleasing right-of-use lease assets
Co-location sublease revenue included in Operating revenues – service		$27	$17
Other sublease revenue included in Other income	7	$7	$8
Lease payments [1]		$907	$826

1

In the Consolidated statements of cash flows, the principal component of lease payments is included in Cash provided (used) by financing activities (see Note 31(b)) and the interest component of lease payments is included in Interest paid.